Details of Significant Accounts - Operating Revenue - Disaggregation of Revenue from Contract with Customers (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 101,928	$ 3,630	$ 209,140	$ 62,324
Royalty Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	39,483	1,406	58,970	52,100
Authorization Collaboration and Development Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	56,830	2,024	149,056	10,224
Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	5,615	$ 200	1,114
At a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	101,454		208,330	52,100
At a Point in Time | Royalty Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	39,483		58,970	52,100
At a Point in Time | Authorization Collaboration and Development Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	56,356		149,056
At a Point in Time | Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	5,615		304
Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	474		810	10,224
Over Time | Authorization Collaboration and Development Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 474			$ 10,224
Over Time | Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers			$ 810